Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Line Items]
Schedule of Components of Pretax Loss Attributable to Domestic and Foreign Operations
The components of pretax loss attributable to domestic and foreign operations are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(261,900)	$(15,117)	$(270,428)
Foreign	(13,019)	(6,438)	(7,205)

Pretax loss	$(274,919)	$(21,555)	$(277,633)

Schedule of Components of Income Tax Benefit
The income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current provision (benefit):
Federal	$15,263	$1,539	$13,685
State	5,620	4,906	3,302

Total current provision	20,883	6,445	16,987

Deferred provision (benefit):
Federal	(35,284)	(7,536)	(67,874)
State	(11,599)	(3,588)	(16,406)
Foreign	(2,080)	(1,710)	(1,873)
Change in valuation allowance	2,080	1,710	1,873

Total deferred benefit	(46,883)	(11,124)	(84,280)

Total income tax benefit	$(26,000)	$(4,679)	$(67,293)

Summary of Effective Income Tax Rate Differs from the Federal Statutory Rate
The Company’s effective income tax rate differs from the federal statutory rate as follows (in th ousands, except
percentages):

	Year Ended December 31,
	2021		2020		2019
Federal income tax benefit at statutory rate	$(57,733)	21.0%	$(4,527)	21.0%	$(58,303)	21.0%
State and local taxes-net of federal income tax effect	(4,723)	1.7	288	(1.3)	(13,797)	5.0
Impairment of goodwill	—	0.0	—	0.0	5,417	(2.0)
Foreign rate difference	(493)	0.2	(227)	1.1	(284)	0.1
Research and experimental credit	(2,914)	1.1	(3,058)	14.2	(2,401)	0.9
Other nondeductible expenses	756	(0.3)	854	(4.0)	451	(0.2)
Stock-based compensation	(3,647)	1.3	(42)	0.2	(10)	0.0
Uncertain tax positions	594	(0.2)	589	(2.7)	574	(0.2)
Valuation allowance	2,080	(0.8)	1,572	(7.3)	1,926	(0.7)
Fair value of warrants	13,545	(4.9)	—	0.0	—	0.0
Executive compensation	25,362	(9.2)	—	0.0	—	0.0
Other—net	1,173	(0.4)	(128)	0.5	(866)	0.3

Income tax benefit	$(26,000)	9.5%	$(4,679)	21.7%	$(67,293)	24.2%

Schedule of Deferred Income Tax Assets and Liabilities
The approximate income tax effect of each type of temporary difference giving rise to deferred income tax assets and liabilities as of December 31, 2021 and 2020 was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Deferred income tax assets:
Stock-based compensation	$39,135	$6,558
Operating lease liabilities	16,301	—
Net operating losses—foreign	11,427	9,347
Accrued compensation	9,743	7,020
Disallowed interest expense	1,553	2,086
Research and experimental credit	1,250	2,005
Sales allowances and doubtful accounts	959	1,074
Net operating losses—domestic (state)	733	716
Interest rate swaps	—	4,685
Other	1,443	2,685

Total deferred income tax assets	82,544	36,176
Valuation allowance for deferred tax asset	(11,427)	(9,347)

Net deferred income tax assets	71,117	26,829

Deferred income tax liabilities:
Intangible asset amortization	307,654	331,941
Software, equipment and property depreciation and amortization	20,313	10,526
Deferred contract costs	9,456	6,710
Operating lease assets	9,439	—

Total deferred income tax liabilities	346,862	349,177

Net deferred income tax liabilities	$275,745	$322,348

Schedule of Change in Unrecognised Tax Benefits Excluding Interest and Penalties
The change in unrecognized tax benefits excluding interest and penalties for the years ended December 31, 2021 and 2020 was as follows (in thousands):

	2021	2020
Balance at beginning of year	$3,045	$2,306
Additions based on tax positions related to the current year	663	719
Additions based on adjustments to tax positions related to prior years	32	91
Reductions for tax positions of prior years	(18)	(71)

Balance at end of year	$3,722	$3,045

Summary of Major Jurisdictions Subject to Examination by the relevant Tax Auhtorities and Open Tax Years
With few exceptions, the major jurisdictions subject to examination by the relevant tax authorities and open tax years, stated as the Company’s fiscal years, are as follows:

Jurisdiction	Open Tax Years
US Federal	2018 - 2020
US States	2018 - 2020
China	2018 - 2020
Canada	2018 - 2020